Financial Instruments and Financial Risk Management - Schedule of Changes in Level 3 Financial Liabilities (Details) - Level 3 [Member] - Derivative financial instruments [Member] - USD ($)
$ in Thousands
	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Changes in Level 3 Financial Liabilities [Line Items]
Balance at begining	$ 148	$ 109
Changes within profit or loss	(131)	39
Balance at ending	$ 17	$ 148